Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Mar. 12, 2013	Jan. 22, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 Tranches	Dec. 31, 2012	Jul. 31, 2012	Sep. 30, 2011 Skin Care [Member] Tranches	Jun. 30, 2014 Skin Care [Member]	Jun. 30, 2013 Skin Care [Member]	Jun. 30, 2014 Skin Care [Member]	Jun. 30, 2013 Skin Care [Member]	Sep. 30, 2011 Skin Care [Member]	Dec. 31, 2013 Skin Care [Member]	Dec. 31, 2012 Skin Care [Member]	Dec. 31, 2011 Skin Care [Member] Tranches	Jul. 31, 2012 Skin Care [Member] Sales [Member]	Jun. 30, 2014 Other Customer [Member] Sales [Member]	Dec. 31, 2013 Other Customer [Member] Sales [Member]	Jun. 30, 2014 Customer [Member] Sales [Member]	Jun. 30, 2013 Customer [Member] Sales [Member]	Jun. 30, 2014 Customer [Member] Sales [Member]	Jun. 30, 2013 Customer [Member] Sales [Member]	Dec. 31, 2013 Major customer 1 [Member] Sales [Member]	Dec. 31, 2012 Major customer 1 [Member] Sales [Member]	Dec. 31, 2013 Another Major Customer [Member] Sales [Member]	Jun. 30, 2014 Priestly Drive [Member] sqft	Dec. 31, 2013 Priestly Drive [Member] sqft	Jan. 02, 2013 Priestly Drive [Member] sqft	Jul. 01, 2011 Priestly Drive [Member] sqft	Jun. 30, 2014 Oceanside [Member] sqft	Dec. 31, 2013 Oceanside [Member] sqft	Jun. 30, 2014 Frederick [Member] sqft	Dec. 31, 2013 Frederick [Member] sqft
Commitments And Contingencies [Line Items]
Current square feet of leased office and laboratory																																	8,215	8,215
Expiry of lease																																	2016-08	2016-08
Current base rent																													$ 11,837	$ 11,492			$ 8,588	$ 8,588	$ 11,032	$ 11,644
Percentage of increase in monthly base rent																													3.00%	3.00%			3.00%	3.00%
Area of manufacturing facility given on lease																															9,848	8,199			5,520	5,520
Expiry of Lease																													Feb. 29, 2016	Feb. 29, 2016					Dec. 31, 2015	Dec. 31, 2015
Expiry of lease additional																													5 years	5 years					5 years	5 years
Initial square feet of leased office and laboratory																													4,653	4,653
Initial monthly base rent																													5,118	5,118
Rent expense			79,000	84,000	158,000	158,000	310,000	286,000
Percentage of net revenues for Direct Sales generated from the proprietary mailings							20.00%			20.00%
Percentage of net revenues for Referral Sales							10.00%			10.00%
Termination of the agreement							30 days			30 days
Number of tranches of common stock warrants issuable							2			2								2
Common stock warrants to be issued for the benefit of the third party marketing organization							100,000			100,000
Strike prices							$ 1.50			$ 1.50								$ 1.50
Strike prices							$ 2.00			$ 2.00					$ 2.00
Warrants, term	5 years	5 years					5 years			5 years
Commission percentage on direct sale								25.00%											18.00%
Percentage on net revenue derived from referral sales									9.00%										9.00%
Commission expenses											10,000	19,000	23,000	43,000		80,000	149,000
Percentage of revenue																				10.00%	10.00%	19.00%	14.00%	20.00%	15.00%	17.00%	13.00%	10.00%
Warrants issued for services							$ 0	$ 73,000